NORTHERN ENGAGE360™ FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED NOVEMBER 29, 2018 TO PROSPECTUS DATED JULY 31, 2018

The Board of Trustees of Northern Funds has approved the appointment of ARK Investment Management, LLC and Mar Vista Investment Partners, LLC, each to sub-advise a portion of the Northern Engage360TM Fund, effective on or about November 29, 2018.

1.	The paragraph under the section entitled “FUND SUMMARY — Management” on page 6 of the Prospectus is replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Northern Engage360™ Fund. Christopher E. Vella, CFA, Senior Vice President of NTI, and Jessica K. Hart, Senior Vice President of NTI, are the portfolio managers of the Fund. Ariel Investments, LLC, Aristotle Capital Management, LLC, ARK Investment Management, LLC (effective on or about November 29, 2018), EARNEST Partners, LLC, Mar Vista Investment Partners, LLC (effective on or about November 29, 2018), Segall Bryant & Hamill, LLC and Strategic Global Advisors, LLC, each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The following is added to the section entitled “FUND MANAGEMENT” beginning on page 9 of the Prospectus:

ARK INVESTMENT MANAGEMENT, LLC (“ARK”). ARK has managed a portion of the Fund since on or about November 29, 2018. ARK is a Delaware limited liability company founded in 2013 and located at 155 West 19th Street, Fifth Floor, New York, New York 10011. ARK focuses on disruptive innovation and identifying opportunities resulting from technological innovations such as robotics, big data, machine learning, blockchain technology, cloud computing, energy storage and DNA sequencing. ARK provides investment advisory and management services to various types of clients, including exchange traded funds, mutual funds and other open-ended collective investment funds, separately managed accounts; and wrap fee programs and unified managed account programs sponsored by non-affiliates. As of September 30, 2018, ARK had approximately $7 billion in assets under management.

MAR VISTA INVESTMENT PARTNERS, LLC (“MAR VISTA”). Mar Vista has managed a portion of the Fund since on or about November 29, 2018. Mar Vista is a Delaware limited liability company founded in 2007, with principal offices located at 11150 Santa Monica Boulevard, Suite 320, Los Angeles, California 90025. Mar Vista offers investment advisory services to individuals, pension and profit sharing plans, trusts, estates, corporations, and other institutional clients. Mar Vista seeks to invest in companies that provide a broad economic benefit with sustainable competitive advantages and attractive returns on capital. As of September 30, 2018, Mar Vista had approximately $3.6 billion in assets under management.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	ENGAGE SPT (11/18)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED NOVEMBER 29, 2018 TO

SAI DATED JULY 31, 2018

The Board of Trustees of Northern Funds has approved the appointment of ARK Investment Management, LLC and Mar Vista Investment Partners, LLC, each to sub-advise a portion of the Northern Engage360TM Fund, effective on or about November 29, 2018.

1.	The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-advisers” on page 54 of the SAI is deleted and replaced with the following:

Sub-Advisers
Northern Engage 360TM Fund

Ariel Investments, LLC (“Ariel”)

Aristotle Capital Management, LLC (“Aristotle Capital”)

ARK Investment Management, LLC (“ARK”) (effective on or about November 29, 2018)

EARNEST Partners, LLC (“EARNEST Partners”)

Mar Vista Investment Partners, LLC (“Mar Vista”) (effective on or about November 29, 2019)

Segall Bryant & Hamill, LLC (“SBH”)

Strategic Global Advisors, LLC (“SGA”)

2.

The following information is added to the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” under the Sub-Adviser ownership and control information beginning on page 54 of the SAI:

ARK

ARK is a Delaware limited liability company, independent, female-owned and controlled registered investment adviser. ARK Investment Management GP LLC, (“ARK GP”), is the general partner of ARK Investment Management LP (“ARK LP”) which is the managing member of ARK. Founder and CEO/CIO Catherine Wood is the majority owner of ARK.

Mar Vista

Mar Vista is a Delaware limited liability company, minority-owned investment management firm. Mar Vista’s employees own 100% of the firm.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SAI ENGAGE SPT (11/18)